Note 5 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Notional amount	$ 3,965,167	$ 3,832,236	$ 3,221,738
ECL allowance	$ 2,386	$ 2,513	2,289
EL %	0.06%	0.07%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,748,945	$ 3,648,919
ECL allowance	$ 1,910	$ 1,945	2,212
EL %	0.05%	0.05%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 216,222	$ 167,996
ECL allowance	$ 476	$ 568	77
EL %	0.22%	0.34%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 15,321
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 3,078,941	$ 2,879,320	2,414,266
ECL allowance	$ 65	$ 100	583	$ 545
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,068,742	$ 2,873,078
ECL allowance	$ 65	$ 100	583	545
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 10,199	$ 6,242
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 822,086	$ 889,069	752,138
ECL allowance	$ 2,106	$ 2,222	1,591	1,287
EL %	0.26%	0.25%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 620,317	$ 717,755
ECL allowance	$ 1,656	$ 1,699	1,517	1,150
EL %	0.27%	0.24%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 201,769	$ 155,993
ECL allowance	$ 450	$ 523	74	137
EL %	0.22%	0.34%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 15,321
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 9,062	$ 8,793	12,811
ECL allowance	$ 55	$ 42	57	54
EL %	0.61%	0.48%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 9,062	$ 8,793
ECL allowance	$ 55	$ 42	57	54
EL %	0.61%	0.48%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 55,078	$ 55,054	42,523
ECL allowance	$ 160	$ 149	58	18
EL %	0.29%	0.27%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 50,824	$ 49,293
ECL allowance	$ 134	$ 104	55	17
EL %	0.26%	0.21%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 4,254	$ 5,761
ECL allowance	$ 26	$ 45	3	1
EL %	0.61%	0.78%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	$ 0	$ 0
EL %	0.00%	0.00%